UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-5346
Registrant’s telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period: October 31, 2018

Item 1. Schedule of Investments.

Volshares Large Cap ETF
Schedule of Investments
October 31, 2018 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.9%
	Accommodation and Food Services - 4.0%
253	Yum! Brands, Inc.	$22,874
	Administrative and Support and Waste Management and Remediation Services - 8.0%
160	Automatic Data Processing, Inc.	23,053
460	Stericycle, Inc. (a)	22,986
		46,039
	Finance and Insurance - 20.0%
349	Citigroup, Inc.	22,845
501	Hartford Financial Services Group, Inc.	22,755
300	Intercontinental Exchange, Inc.	23,112
158	Moody’s Corporation	22,986
152	MSCI, Inc.	22,858
		114,556
	Health Care and Social Assistance - 4.0%
244	Quest Diagnostics, Inc.	22,963
	Information - 4.0%
224	Citrix Systems, Inc.	22,953
	Manufacturing - 39.9%
332	Abbott Laboratories	22,888
115	Constellation Brands, Inc.	22,912
661	DENTSPLY SIRONA, Inc.	22,890
424	DowDuPont, Inc.	22,862
417	Kraft Heinz Company	22,923
255	Medtronic plc	22,904
411	Michael Kors Holdings, Ltd. (a)	22,774
547	Mondelez International, Inc.	22,963
189	PVH Corporation	22,829
142	Stryker Corporation	23,035
		228,980
	Professional, Scientific, and Technical Services - 4.0%
989	Interpublic Group of Companies, Inc.	22,905
	Transportation and Warehousing - 4.0%
949	Williams Companies, Inc.	23,089
	Utilities - 12.0%
632	NRG Energy, Inc.	22,872
351	ONEOK, Inc.	23,026
209	Sempra Energy	23,015
		68,913
	TOTAL COMMON STOCKS (Cost $573,498)	573,272

	SHORT-TERM INVESTMENTS - 0.1%
339	First American Government Obligations Fund, Class X, 2.09% *	339
	TOTAL SHORT-TERM INVESTMENTS (Cost $339)	339
	TOTAL INVESTMENTS - 100.0% (Cost $573,837)	573,611
	Liabilities in Excess of Other Assets - (0.0)% ^	(27)
	NET ASSETS - 100.0%	$573,584

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
*	Rate shown is the annualized seven-day yield as of October 31, 2018.
^	Represents less than 0.05% of net assets.
To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Summary of Fair Value Disclosure at October 31, 2018 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Generally accepted accounting principles in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2018:
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$573,272	$-	$-	$573,272
Short-Term Investments	339	-	-	339
Total Investments in Securities	$573,611	$-	$-	$573,611

^See Schedule of Investments for breakout of investments by sector classification.
For the period ended October 31, 2018, the Fund did not recognize any transfers to or from Level 3.

Item 2. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title) * /s/ Paul R. Fearday
      Paul R. Fearday, President (principal executive officer)

Date           12/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) * Paul R. Fearday
   Paul R. Fearday, President (principal executive officer)

Date           12/28/2018

By (Signature and Title) * Kristen M. Weitzel
   Kristen M. Weitzel, Treasurer (principal financial officer)

Date           12/28/2018

* Print the name and title of each signing officer under his or her signature.